PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit from associates [Abstract]
Profit from associates	$ 21,310	$ (43,372)	$ 38,130
EGS [Member]
Profit from associates [Abstract]
Profit from associates	(79)	(109)	6,494
TGU [Member]
Profit from associates [Abstract]
Profit from associates	(482)	(904)	(93)
Link [Member]
Profit from associates [Abstract]
Profit from associates	$ 21,871	$ (42,359)	$ 31,729